Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 1,057,138	$ 1,021,698
Operating costs and expenses:
Lease operating expenses	1,144,889	1,059,269
Depreciation, depletion and amortization	282,948	287,760
General and administrative expenses	2,562,531	3,512,887
Total operating costs and expenses	3,990,368	4,859,916
Loss from operations	(2,933,230)	(3,838,218)
Other income (expense):
Exchange (loss) gain	(33,462)	99,441
Other income , net	34,479	175,639
Total other income, net	1,017	275,080
Loss before income tax	(2,932,213)	(3,563,138)
Income tax provision	(0)	(0)
Net loss	$ (2,932,213)	$ (3,563,138)
Loss per ordinary share attributable to the Company
-Basic and diluted	$ (0.39)	$ (0.48)
Weighted average number of ordinary shares outstanding
Basic and diluted	7,433,673	7,382,246